Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2010 Portfolio	Sep. 22, 2023
VIP Freedom 2010 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(13.53%)
Past 5 years	2.80%
Past 10 years	4.94%
VIP Freedom 2010 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(13.57%)
Past 5 years	2.71%
Past 10 years	4.84%
VIP Freedom 2010 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(13.66%)
Past 5 years	2.55%
Past 10 years	4.68%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFS
Average Annual Return:
Past 1 year	(12.89%)
Past 5 years	2.59%
Past 10 years	4.76%